LOAN PAYABLE	12 Months Ended
Dec. 31, 2018
Loan Payable
LOAN PAYABLE
NOTE 10 – LOAN PAYABLE

In June 2017, the Company entered into an arrangement with a financing company to provide it €1,000 ($1,144 as of December 31, 2018) as a loan until June 2018. The loan bears interest of ten percent per annum. Interest is being paid quarterly. The loan was fully paid in 2018.

In December 2018, the Company entered into an agreement with another financing company to provide it €2,000 ($2,288 as of December 31, 2018) as a loan until December 2020. The loan can be repaid earlier but not before December 2019. The loan bears interest of ten percent per annum. Interest is being paid quarterly.